Acquisitions and Dispositions - Dispositions (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	May. 29, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 2	$ 1	$ 3	$ 1	$ 2	$ (5)	$ 0
Proceeds from dispositions, net of expenses paid				$ 3	$ 259	$ 270	$ 18	$ 0
Network & Security Solutions | Electronic Funds Source LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Percentage of Ownership Sold	30.00%
Proceeds from dispositions, net of expenses paid	$ 264
Disposal Group Not Discontinued Operation, Net Value Assets Disposed	166
Disposal Group Not Discontinued Operation Tax Effect on Gain (loss) from Disposal	7
Network & Security Solutions | Other income (expense) | Electronic Funds Source LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 98